Obligations for pension and similar liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Post Employment Plans, Beginning balance	R$ 22,996,370	R$ 26,241,550	R$ 24,106,720
Other Similar Obligations, Beginning balance	4,689,396	5,130,333	4,588,664
Post Employment Plans, Costs of current services	255	586	(911)
Other Similar Obligations, Cost of current services	5,586	5,694	4,903
Post Employment Plans, Interest cost	2,322,447	2,247,577	2,188,015
Other Similar Obligations, Interest cost	486,529	438,944	429,103
Post Employment Plans, Paid benefits	(2,822,774)	(4,721,231)	(2,487,932)
Other Similar Obligations, Paid benefits	(547,991)	(489,818)	(448,912)
Post Employment Plans, Actuarial losses (gains)	546,209	(1,040,157)	2,433,313
Other Similar Obligations, Actuarial losses (gains)	841,514	(395,757)	556,575
Post Employment Plans, Others	2,510	268,045	2,345
Other Similar Obligations, Others	(137)
Post Employment Plans, Ending balance	23,045,017	22,996,370	26,241,550
Other Similar Obligations, Ending balance	5,474,897	4,689,396	5,130,333
Post Employment Plans, Fair value of plan assets	25,289,715	26,158,640	27,328,362
Other Similar Obligations, Fair value of plan assets	5,253,707	5,008,751	5,570,354
Post Employment Plans, Unrecognized assets	(2,624,294)	(3,617,497)	(2,649,505)
Other Similar Obligations, Unrecognized assets	(368,511)	(877,078)	(1,082,010)
Post Employment Plans, Provisions net	379,596	455,227	1,562,693
Other Similar Obligations, Provisions net	589,701	557,723	641,989
Total provisions for pension plans, net	969,317	1,023,424	2,204,684
Actuarial provisions	1,357,203	1,364,437	2,543,504
Actuarial assets	387,886	341,013	338,820
Post Employment Plans, Plan Experience	(670,274)	(2,343,241)	(585,676)
Other Similar Obligations, Plan Experience	(738,349)	(416,984)	(171,107)
Post Employment Plans, Changes in Financial Assumptions	123,950	3,347,376	(1,652,752)
Other Similar Obligations, Changes in Financial Assumptions	11,000	770,940	(419,306)
Post Employment Plans, Changes in Demographic Assumptions			(178,125)
Other Similar Obligations, Changes in Demographic Assumptions	(114,165)	41,519	33,838
Post Employment Plans, Actuarial Gain (Loss) - Obligation	(546,324)	1,004,135	(2,416,553)
Other Similar Obligations, Actuarial Gain (Loss) - Obligation	(841,514)	395,475	(556,575)
Post Employment Plans, Return on Investments Different from the Return Implicit in the Discount Rate	(1,338,033)	(1,183,609)	(127,052)
Other Similar Obligations, Return on Investments Different from the Return Implicit in the Discount Rate	37,908	(771,685)	387,599
Post Employment Plans, Gain (Loss) Actuarial - Asset	(1,338,033)	(1,183,609)	(127,052)
Post Employment Plans, Changes in Surplus Irrecoverable Deficit	1,356,862	(704,716)	1,801,693
Other Similar Obligations, Changes in Surplus Irrecoverable Deficit	598,347	304,272	(89,852)
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	(1,338,149)	(1,200,878)	(99,752)
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ 37,761	R$ (772,305)	R$ 387,599